Consolidated income statement - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statement
Net sales	€ 23,147	€ 23,641	€ 12,560
Cost of sales	(14,008)	(15,117)	(6,963)
Gross profit	9,139	8,524	5,597
Research and development expenses	(4,916)	(4,997)	(2,080)
Selling, general and administrative expenses	(3,615)	(3,767)	(1,772)
Other income	363	117	236
Other expenses	(955)	(977)	(284)
Operating profit/(loss)	16	(1,100)	1,697
Share of results of associated companies and joint ventures	11	18	29
Financial income and expenses	(537)	(287)	(186)
(Loss)/profit before tax	(510)	(1,369)	1,540
Income tax (expense)/benefit	(927)	457	(346)
(Loss)/profit for the year from Continuing operations	(1,437)	(912)	1,194
(Loss)/profit for the year from Continuing operations attributable to:
Equity holders of the parent	(1,473)	(751)	1,192
Non-controlling interests	36	(161)	2
(Loss)/profit for the year from Continuing operations	(1,437)	(912)	1,194
(Loss)/profit for the year from Discontinued operations attributable to:
Equity holders of the parent	(21)	(15)	1,274
(Loss)/profit for the year from Discontinued operations	(21)	(15)	1,274
(Loss)/profit for the year attributable to:
Equity holders of the parent	(1,494)	(766)	2,466
Non-controlling interests	36	(161)	2
(Loss)/profit for the year	€ (1,458)	€ (927)	€ 2,468
Basic earnings per share
Continuing operations (in dollars per share)	€ (0.26)	€ (0.13)	€ 0.32
Discontinued operations (in dollars per share)	0.00	0.00	0.35
(Loss)/profit for the year (in dollars per share)	(0.26)	(0.13)	0.67
Diluted earnings per share
Continuing operations (in dollars per share)	(0.26)	(0.13)	0.31
Discontinued operations (in dollars per share)	0.00	0.00	0.32
(Loss)/profit for the year	€ (0.26)	€ (0.13)	€ 0.63
Average number of shares
Basic (in shares)	5,651,814	5,732,371	3,670,934
Diluted (in shares)	5,651,814	5,741,117	3,949,312